REPORTABLE SEGMENTS AND GEOGRAPHICAL INFORMATION	12 Months Ended
Dec. 31, 2014
REPORTABLE SEGMENTS AND GEOGRAPHICAL INFORMATION [Abstract]
REPORTABLE SEGMENTS AND GEOGRAPHICAL INFORMATION
NOTE 15:-	REPORTABLE SEGMENTS AND GEOGRAPHICAL INFORMATION

 a.     Reportable segments:

The Company operates in three operation-based segments: Customer Interactions Solutions, Security Solutions and Financial Crime and Compliance Solutions and these three segments comprise its reporting units.

Each of the operational segments is overseen by their respective segment managers. The segment managers report directly to the Chief Operating Decision Maker ("CODM") with respect to their operating results.

The Company's segments are engaged in business activities for which they earn revenues and incur expenses, their results are reviewed by the CODM and discrete financial information is available.

The following tables present the financial information of the Company's reportable segments.

	Year ended December 31, 2014
	Customer Interactions Solutions	Security Solutions	Financial Crime and Compliance solutions	Not allocated	Total

Revenues	$612,160	$202,281	$197,198	$-	$1,011,639

Operating income	$130,129	$29,237	$46,878	$(94,419)	$111,825

	Year ended December 31, 2013
	Customer Interactions Solutions	Security Solutions	Financial Crime and Compliance solutions	Not allocated	Total

Revenues	$592,299	$193,937	$163,048	$-	$949,284

Operating income	$115,525	$25,774	$29,449	$(90,995)	$79,753

	Year ended December 31, 2012
	Customer Interactions Solutions	Security Solutions	Financial Crime and Compliance solutions	Not allocated	Total

Revenues	$565,993	$185,916	$127,103	$-	$879,012

Operating income	$112,027	$27,645	$3,200	$(97,240)	$45,632

The following presents long-lived assets of December 31, 2014 and 2013, based on operational segments:

	December 31,
	2014	2013

Customer Interactions Solutions	$21,027	$25,235
Security Solutions	6,536	6,360
Financial Crime and Compliance Solutions	9,224	7,629
Non-allocated	5,088	5,119

	$41,875	$44,343

b.       Geographical information:

Total revenues from external customers on the basis of the Company's geographical areas are as follows:

	Year ended December 31,
	2014	2013	2012

Americas, principally the US	$665,466	$596,663	$549,575
EMEA *)	230,245	215,560	200,624
Israel	9,133	8,344	9,784
Asia Pacific	106,795	128,717	119,029

	$1,011,639	$949,284	$879,012

The following presents long-lived assets of December 31, 2014 and 2013, based on geographical segments:

	December 31,
	2014	2013

Americas, principally the US	$11,072	$10,011
EMEA *)	4,102	5,279
Israel	24,841	27,709
Asia Pacific	1,860	1,344

	$41,875	$44,343

*)	Includes Europe, the Middle East (excluding Israel) and Africa.